FAIR VALUE MEASUREMENTS - Narrative (Details)		1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 07, 2022 USD ($)	Aug. 14, 2023 USD ($) insurance_contract	Oct. 31, 2022 USD ($)	Jan. 31, 2022 USD ($)	Nov. 30, 2021 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Aug. 25, 2020 shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Decrease in valuation compared to third-party valuation						$ (2,760,900)	$ (2,014,013)	$ (4,339,084)	$ (3,305,505)
Life settlement policies, at cost						9,889,610		9,889,610			$ 8,716,111
Total change in fair value of debt						1,602,042		(2,705,918)
Gain on change in fair value of debt, included within other comprehensive income						90,148		175,530
Gain on change in fair value of debt, included within equity of noncontrolling interests						29,515		56,446
Loss on change in fair value of debt						1,445,229	$ 333,879	2,398,662	375,513
Purchase of convertible promissory note	$ 250,000		$ 500,000	$ 250,000	$ 250,000			300,000	$ 250,000	$ 250,000
Available-for-sale securities, at fair value						1,000,000		1,000,000			1,000,000
Equity securities without readily determinable fair value, amount						$ 1,600,000		$ 1,600,000			$ 1,300,000
Private Placement Warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding (in shares) | shares						8,900,000		8,900,000				900,000
Price per warrant (in dollars per share) | $ / shares						$ 1		$ 1
Warrants outstanding						$ 8,900,000		$ 8,900,000
Number of securities called by each warrant (in shares) | shares						1		1
Exercise price of warrants (in dollars per share) | $ / shares						$ 11.5		$ 11.5
Warrants term						30 days		30 days
Subsequent Event
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Life settlement policies sold | insurance_contract		3
Decrease in valuation compared to third-party valuation		$ 231,775
Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Life settlement policies, measurement input						16.00%		16.00%			12.00%